Cover	Oct. 28, 2019
Schedule of Capitalization, Equity [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 28, 2019
Entity File Number	001-06659
Entity Registrant Name	Aqua America, Inc.
Entity Central Index Key	0000078128
Entity Tax Identification Number	23-1702594
Entity Incorporation, State or Country Code	PA
Entity Address, Address Line One	762 West Lancaster Avenue
Entity Address, City or Town	Bryn Mawr
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19010-3489
City Area Code	(610)
Local Phone Number	527-8000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock. 50 Par Value [Member]
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Common stock, $.50 par value
Trading Symbol	WTR
Security Exchange Name	NYSE
Sec 6. 00 Tangible Equity Units [Member]
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	6.00% Tangible Equity Units
Trading Symbol	WTRU
Security Exchange Name	NYSE